UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity® Advisor Value Leaders Fund - Class A, Class T, Class B and Class C

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	20	Statements of assets and liabilities,
		operations, and changes in net assets, as
		well as financial highlights.
Notes	29	Notes to the financial statements.
Board Approval of	38
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)
Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, how ever, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earn ing interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t elimi nate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversifica tion should be taken into account. Stud ies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which histori cally have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed invest ments (bonds or savings plans).

A third investment principle invest ing regularly can help lower the average cost of your purchases. Invest ing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstruc tive “emotion” from investing, helping shareholders avoid selling weak per formers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d
Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$1,000.00	$1,140.10	$6.63
HypotheticalA	$1,000.00	$1,018.60	$6.26
Class T
Actual	$1,000.00	$1,138.90	$7.95
HypotheticalA	$1,000.00	$1,017.36	$7.50
Class B
Actual	$1,000.00	$1,136.30	$10.59
HypotheticalA	$1,000.00	$1,014.88	$9.99

Semiannual Report 4
			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class C
Actual	$1,000.00	$1,136.30	$10.59
HypotheticalA	$1,000.00	$1,014.88	$9.99
Institutional Class
Actual	$1,000.00	$1,142.50	$5.31
HypotheticalA	$1,000.00	$1,019.84	$5.01
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

5 Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
American International Group, Inc.	3.9	4.5
Honeywell International, Inc.	3.8	3.6
General Electric Co.	3.5	3.5
JPMorgan Chase & Co.	2.4	1.7
Exxon Mobil Corp.	2.3	3.3
Pfizer, Inc.	1.8	1.5
Hewlett Packard Co.	1.5	1.7
Bank of America Corp.	1.5	1.9
Citigroup, Inc.	1.4	1.3
Halliburton Co.	1.4	1.6
	23.5
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	24.9	22.7
Industrials	15.9	14.1
Energy	12.5	14.8
Health Care	11.0	11.8
Consumer Discretionary	10.4	8.3

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 99.9%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – 10.4%
Automobiles – 0.2%
Ford Motor Co.	6,300	$43,785
Hyundai Motor Co.	480	42,191
		85,976
Diversified Consumer Services – 0.3%
Apollo Group, Inc. Class A (a)	700	38,248
Service Corp. International (SCI)	12,300	99,015
		137,263
Hotels, Restaurants & Leisure 0.8%
Gaylord Entertainment Co. (a)	1,700	75,225
Las Vegas Sands Corp. (a)	400	25,924
McDonald’s Corp.	8,200	283,474
Tim Hortons, Inc.	100	2,715
		387,338
Household Durables – 0.6%
Sony Corp. sponsored ADR	5,000	244,700
Whirlpool Corp.	600	53,850
		298,550
Internet & Catalog Retail 0.3%
Coldwater Creek, Inc. (a)	3,650	102,054
Expedia, Inc. (a)	1,650	30,773
		132,827
Leisure Equipment & Products – 1.0%
Eastman Kodak Co.	17,200	463,712
Media – 3.0%
CBS Corp. Class B	1,967	50,099
Clear Channel Communications, Inc.	3,920	111,838
Clear Channel Outdoor Holding, Inc. Class A	2,100	49,560
Comcast Corp. Class A (a)	8,600	266,170
Lamar Advertising Co. Class A (a)	3,464	190,485
Live Nation, Inc. (a)	477	9,063
News Corp. Class A	8,376	143,732
Sun TV Ltd.	16	454
The Walt Disney Co.	11,700	327,132
Time Warner, Inc.	8,400	146,160
Univision Communications, Inc. Class A (a)	2,400	85,656
Viacom, Inc. Class B (non-vtg.) (a)	767	30,550
		1,410,899

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Multiline Retail – 1.7%
99 Cents Only Stores (a)	6,000	$71,580
Family Dollar Stores, Inc.	4,600	115,000
Federated Department Stores, Inc.	3,950	307,508
KarstadtQuelle AG (a)(d)	2,600	78,169
Kohl’s Corp. (a)	1,800	100,512
Lotte Shopping Co. Ltd. GDR (a)(e)	3,000	62,659
Saks, Inc.	3,900	78,546
		813,974
Specialty Retail – 2.3%
Best Buy Co., Inc.	5,100	288,966
Casual Male Retail Group, Inc. (a)	2,500	23,550
Circuit City Stores, Inc.	2,000	57,500
Eddie Bauer Holdings, Inc. (a)	1,400	18,452
Gymboree Corp. (a)	4,500	135,360
Home Depot, Inc.	9,050	361,367
Maidenform Brands, Inc.	200	2,200
Office Depot, Inc. (a)	1,000	40,580
Pier 1 Imports, Inc.	2,100	25,347
Staples, Inc.	4,600	121,486
TJX Companies, Inc.	1,700	41,021
		1,115,829
Textiles, Apparel & Luxury Goods – 0.2%
Deckers Outdoor Corp. (a)	2,450	104,591

TOTAL CONSUMER DISCRETIONARY		4,950,959

CONSUMER STAPLES 5.6%
Beverages – 0.7%
Coca-Cola Enterprises, Inc.	4,700	91,791
Diageo PLC sponsored ADR	1,000	66,250
The Coca-Cola Co.	4,100	172,036
		330,077
Food & Staples Retailing – 1.6%
Carrefour SA	600	34,806
CVS Corp.	4,050	120,366
Kroger Co.	16,100	326,186
Safeway, Inc.	4,350	109,316

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER STAPLES – continued
Food & Staples Retailing – continued
Sysco Corp.	1,100	$32,879
Wal-Mart Stores, Inc.	3,000	135,090
		758,643
Food Products 0.5%
ConAgra Foods, Inc.	2,100	47,628
McCormick & Co., Inc. (non-vtg.)	3,100	107,973
Nestle SA (Reg.)	249	75,937
		231,538
Household Products – 1.1%
Colgate-Palmolive Co.	8,700	514,344
Personal Products 0.8%
Alberto-Culver Co.	600	26,982
Avon Products, Inc.	11,300	368,493
		395,475
Tobacco 0.9%
Altria Group, Inc.	5,530	404,575

TOTAL CONSUMER STAPLES		2,634,652

ENERGY 12.5%
Energy Equipment & Services – 5.3%
BJ Services Co.	5,300	201,665
Complete Production Services, Inc.	700	18,501
FMC Technologies, Inc. (a)	2,000	109,160
GlobalSantaFe Corp.	2,750	168,328
Halliburton Co.	8,150	636,923
National Oilwell Varco, Inc. (a)	8,482	585,004
Pride International, Inc. (a)	7,600	265,164
Schlumberger Ltd. (NY Shares)	4,300	297,302
Smith International, Inc.	5,100	215,373
		2,497,420
Oil, Gas & Consumable Fuels – 7.2%
Amerada Hess Corp.	1,250	179,088
Chevron Corp.	6,950	424,089
ConocoPhillips	2,000	133,800
CONSOL Energy, Inc.	1,400	119,224
El Paso Corp.	11,000	142,010
EOG Resources, Inc.	2,600	182,598
Exxon Mobil Corp.	17,270	1,089,392

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Hugoton Royalty Trust	196	$5,419
International Coal Group, Inc. (a)	2,000	20,600
Massey Energy Co.	2,500	96,625
Occidental Petroleum Corp.	1,650	169,521
OMI Corp.	3,700	71,336
Overseas Shipholding Group, Inc.	900	43,947
Quicksilver Resources, Inc. (a)	7,050	292,152
Ultra Petroleum Corp. (a)	600	38,376
Valero Energy Corp.	4,100	265,434
XTO Energy, Inc.	3,300	139,755
		3,413,366

TOTAL ENERGY		5,910,786

FINANCIALS – 24.9%
Capital Markets 4.6%
Bear Stearns Companies, Inc.	500	71,255
Charles Schwab Corp.	10,000	179,000
Investors Financial Services Corp.	1,800	86,148
Lehman Brothers Holdings, Inc.	1,000	151,150
Merrill Lynch & Co., Inc.	5,750	438,495
Morgan Stanley	6,450	414,735
Nomura Holdings, Inc.	7,900	179,172
Nuveen Investments, Inc. Class A	900	43,308
State Street Corp.	6,000	391,920
TradeStation Group, Inc. (a)	5,000	79,700
UBS AG (NY Shares)	1,300	151,905
		2,186,788
Commercial Banks – 3.8%
Bank of America Corp.	13,892	693,489
Kookmin Bank sponsored ADR	1,400	124,670
Mizuho Financial Group, Inc.	11	93,796
Standard Chartered PLC (United Kingdom)	1,900	50,452
UCBH Holdings, Inc.	5,400	95,526
Wachovia Corp.	9,959	596,046
Wells Fargo & Co.	2,100	144,249
		1,798,228
Consumer Finance – 0.3%
Capital One Financial Corp.	1,700	147,288

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Diversified Financial Services – 3.8%
Citigroup, Inc.	13,700	$684,315
JPMorgan Chase & Co.	24,540	1,113,625
		1,797,940
Insurance – 9.0%
ACE Ltd.	9,900	549,846
American International Group, Inc.	28,390	1,852,438
Aspen Insurance Holdings Ltd.	3,300	80,355
Endurance Specialty Holdings Ltd.	1,200	37,152
Hartford Financial Services Group, Inc.	5,750	528,598
Hilb Rogal & Hobbs Co.	3,000	122,640
Montpelier Re Holdings Ltd.	1,100	17,765
Muenchener Rueckversicherungs Gesellschaft AG (Reg.)	500	70,854
Navigators Group, Inc. (a)	500	23,655
PartnerRe Ltd.	4,750	297,113
Platinum Underwriters Holdings Ltd.	3,400	93,738
Scottish Re Group Ltd.	2,300	53,429
Swiss Reinsurance Co. (Reg.)	906	66,107
W.R. Berkley Corp.	8,475	317,135
XL Capital Ltd. Class A	2,400	158,136
		4,268,961
Real Estate 0.9%
Annaly Mortgage Management, Inc. (d)	2,900	39,063
Apartment Investment & Management Co. Class A	1,000	44,690
Equity Lifestyle Properties, Inc.	1,000	43,990
Equity Residential (SBI)	3,000	134,610
General Growth Properties, Inc.	2,950	138,503
		400,856
Thrifts & Mortgage Finance – 2.5%
Doral Financial Corp.	7,000	55,370
Fannie Mae	11,460	579,876
Freddie Mac	5,750	351,095
Golden West Financial Corp., Delaware	1,090	78,338
Hudson City Bancorp, Inc.	8,200	109,962
W Holding Co., Inc.	1,836	13,752
		1,188,393

TOTAL FINANCIALS		11,788,454

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – 11.0%
Biotechnology – 1.9%
Alkermes, Inc. (a)	700	$15,029
Alnylam Pharmaceuticals, Inc. (a)	7,300	112,420
Biogen Idec, Inc. (a)	1,900	85,215
BioMarin Pharmaceutical, Inc. (a)	3,300	40,590
Cephalon, Inc. (a)	6,900	453,054
Illumina, Inc. (a)	2,900	91,727
ImClone Systems, Inc. (a)	1,300	46,930
ONYX Pharmaceuticals, Inc. (a)	1,000	23,350
Theravance, Inc. (a)	300	8,418
		876,733
Health Care Equipment & Supplies – 3.6%
Baxter International, Inc.	13,340	502,918
Boston Scientific Corp. (a)	5,200	120,848
C.R. Bard, Inc.	1,000	74,460
Cooper Companies, Inc.	600	32,892
Dionex Corp. (a)	1,200	72,144
Hologic, Inc. (a)	500	23,835
Inverness Medical Innovations, Inc. (a)	2,900	75,400
Medtronic, Inc.	1,300	65,156
PerkinElmer, Inc.	3,150	67,536
Thermo Electron Corp. (a)	7,250	279,415
Varian, Inc. (a)	2,300	99,521
Waters Corp. (a)	6,750	305,910
		1,720,035
Health Care Providers & Services – 0.6%
Chemed Corp.	900	49,041
Emdeon Corp. (a)	6,200	70,742
Healthspring, Inc.	100	1,700
IMS Health, Inc.	600	16,308
UnitedHealth Group, Inc.	2,000	99,480
WebMD Health Corp. Class A	1,150	50,048
		287,319
Pharmaceuticals – 4.9%
Allergan, Inc.	500	51,360
Bristol-Myers Squibb Co.	4,800	121,824
Johnson & Johnson	1,900	111,359
Merck & Co., Inc.	13,600	468,112
Pfizer, Inc.	33,700	853,621
Schering-Plough Corp.	9,790	189,143

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – continued
Pharmaceuticals – continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,850	$115,425
Wyeth	8,650	420,996
		2,331,840

TOTAL HEALTH CARE		5,215,927

INDUSTRIALS – 15.9%
Aerospace & Defense – 5.6%
EADS NV	1,100	43,411
General Dynamics Corp.	2,400	157,488
Goodrich Corp.	3,200	142,400
Hexcel Corp. (a)	11,800	260,662
Honeywell International, Inc.	42,040	1,786,700
Raytheon Co.	2,700	119,529
Rockwell Collins, Inc.	1,100	62,920
United Technologies Corp.	1,200	75,372
		2,648,482
Air Freight & Logistics – 0.2%
EGL, Inc. (a)	2,350	109,792
Airlines – 0.8%
ACE Aviation Holdings, Inc. Class A (a)	2,000	55,277
AirTran Holdings, Inc. (a)	5,400	75,492
JetBlue Airways Corp. (a)	4,000	41,040
Southwest Airlines Co.	5,500	89,210
UAL Corp. (a)	1,800	64,818
US Airways Group, Inc. (a)	750	32,445
		358,282
Building Products 0.8%
Goodman Global, Inc.	400	7,920
Masco Corp.	11,150	355,685
		363,605
Commercial Services & Supplies – 1.4%
Allied Waste Industries, Inc. (a)	7,300	103,368
Cendant Corp.	8,400	146,412
Cintas Corp.	2,800	117,544
Robert Half International, Inc.	4,250	179,648
The Brink’s Co.	2,250	114,300
		661,272

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Construction & Engineering – 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	1,400	$33,558
Fluor Corp.	2,750	255,503
Jacobs Engineering Group, Inc. (a)	1,650	136,455
		425,516
Electrical Equipment – 0.5%
ABB Ltd. sponsored ADR	2,700	38,394
Cooper Industries Ltd. Class A	600	54,870
Rockwell Automation, Inc.	1,950	141,297
		234,561
Industrial Conglomerates – 4.3%
General Electric Co.	47,380	1,638,874
Smiths Group PLC	5,400	100,403
Tyco International Ltd.	10,800	284,580
		2,023,857
Machinery – 0.8%
Atlas Copco AB (A Shares)	800	23,646
Deere & Co.	3,050	267,729
Flowserve Corp. (a)	1,200	69,024
Watts Water Technologies, Inc. Class A	1,200	41,052
		401,451
Road & Rail 0.2%
Norfolk Southern Corp.	1,400	75,600
Old Dominion Freight Lines, Inc. (a)	800	25,760
		101,360
Trading Companies & Distributors – 0.3%
Interline Brands, Inc. (a)	3,100	83,080
WESCO International, Inc. (a)	700	52,500
		135,580
Transportation Infrastructure 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	1,400	46,592

TOTAL INDUSTRIALS		7,510,350

INFORMATION TECHNOLOGY – 9.1%
Communications Equipment – 1.3%
Alcatel SA sponsored ADR (a)	6,600	95,172
Comverse Technology, Inc. (a)	2,450	55,493
Dycom Industries, Inc. (a)	4,200	92,022
Lucent Technologies, Inc. (a)	23,900	66,681

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
MasTec, Inc. (a)	4,300	$53,019
Nokia Corp. sponsored ADR	7,550	171,083
Nortel Networks Corp. (a)	36,600	97,339
		630,809
Computers & Peripherals – 2.1%
Diebold, Inc.	600	25,530
EMC Corp. (a)	4,900	66,199
Hewlett-Packard Co.	21,650	702,976
Seagate Technology	8,400	223,104
		1,017,809
Electronic Equipment & Instruments – 1.3%
Agilent Technologies, Inc. (a)	7,300	280,466
Molex, Inc.	2,100	77,952
Symbol Technologies, Inc.	13,700	145,905
Vishay Intertechnology, Inc. (a)	8,400	131,208
		635,531
Internet Software & Services – 0.5%
eBay, Inc. (a)	1,150	39,572
Google, Inc. Class A (sub. vtg.) (a)	430	179,714
		219,286
IT Services – 0.6%
First Data Corp.	3,600	171,684
Infosys Technologies Ltd. sponsored ADR	400	31,460
Paychex, Inc.	1,600	64,624
Satyam Computer Services Ltd. sponsored ADR	500	17,990
		285,758
Office Electronics – 0.4%
Xerox Corp. (a)	6,000	84,240
Zebra Technologies Corp. Class A (a)	2,200	87,318
		171,558
Semiconductors & Semiconductor Equipment – 1.3%
Altera Corp. (a)	2,000	43,680
Applied Materials, Inc.	2,900	52,055
Freescale Semiconductor, Inc. Class A (a)	4,000	126,480
Intel Corp.	1,600	31,968
Marvell Technology Group Ltd. (a)	1,600	91,344
Micron Technology, Inc. (a)	4,250	72,123
PMC-Sierra, Inc. (a)	2,800	34,804
Samsung Electronics Co. Ltd.	73	49,846

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Teradyne, Inc. (a)	3,900	$65,754
Xilinx, Inc.	1,700	47,039
		615,093
Software 1.6%
BEA Systems, Inc. (a)	6,569	87,039
Cognos, Inc. (a)	2,500	93,158
Electronic Arts, Inc. (a)	1,200	68,160
Macrovision Corp. (a)	2,250	51,525
Microsoft Corp.	3,360	81,144
NAVTEQ Corp. (a)	3,450	143,244
Oracle Corp. (a)	2,900	42,311
Symantec Corp. (a)	8,200	134,316
Ubisoft Entertainment SA (a)	300	14,867
Ulticom, Inc. (a)	3,800	38,114
		753,878

TOTAL INFORMATION TECHNOLOGY		4,329,722

MATERIALS 6.4%
Chemicals – 3.0%
Ashland, Inc.	600	39,492
Chemtura Corp.	6,200	75,640
Cytec Industries, Inc.	1,900	114,893
E.I. du Pont de Nemours & Co.	8,900	392,490
Ecolab, Inc.	3,450	130,410
Georgia Gulf Corp.	2,100	62,286
Lyondell Chemical Co.	5,480	132,068
NOVA Chemicals Corp.	2,700	80,082
Praxair, Inc.	3,900	218,907
Rohm & Haas Co.	3,300	166,980
		1,413,248
Construction Materials 0.1%
Martin Marietta Materials, Inc.	600	63,696
Containers & Packaging – 0.9%
Ball Corp.	1,000	39,980
Owens Illinois, Inc. (a)	6,012	109,899
Packaging Corp. of America	6,200	139,376
Smurfit-Stone Container Corp. (a)	9,727	125,965
		415,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Common Stocks continued
	Shares	Value (Note 1)

MATERIALS – continued
Metals & Mining – 2.4%
Alcoa, Inc.	10,700	$361,446
Allegheny Technologies, Inc.	1,000	69,340
Freeport-McMoRan Copper & Gold, Inc. Class B	1,300	83,954
Mittal Steel Co. NV Class A (NY Shares)	3,100	116,219
Newmont Mining Corp.	5,950	347,242
Oregon Steel Mills, Inc. (a)	2,900	143,637
		1,121,838

TOTAL MATERIALS		3,014,002

TELECOMMUNICATION SERVICES – 3.3%
Diversified Telecommunication Services – 2.0%
AT&T, Inc.	23,950	627,730
Covad Communications Group, Inc. (a)	21,100	52,961
TELUS Corp.	1,700	71,239
Verizon Communications, Inc.	6,250	206,438
		958,368
Wireless Telecommunication Services – 1.3%
American Tower Corp. Class A (a)	7,700	262,878
Dobson Communications Corp. Class A (a)	3,100	27,900
Sprint Nextel Corp.	13,276	329,245
		620,023

TOTAL TELECOMMUNICATION SERVICES		1,578,391

UTILITIES – 0.8%
Electric Utilities – 0.2%
PPL Corp.	3,000	87,120
Independent Power Producers & Energy Traders – 0.3%
AES Corp. (a)	3,000	50,910
Mirant Corp. (a)	3,600	88,416
		139,326

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
UTILITIES – continued
Multi-Utilities – 0.3%
CMS Energy Corp. (a)	6,300	$83,916
PG&E Corp.	2,300	91,632
		175,548
TOTAL UTILITIES		401,994
TOTAL COMMON STOCKS
(Cost $39,850,036)		47,335,237
Money Market Funds 0.7%
Fidelity Cash Central Fund, 4.8% (b)	246,925	246,925
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	65,200	65,200
TOTAL MONEY MARKET FUNDS
(Cost $312,125)		312,125

TOTAL INVESTMENT PORTFOLIO 100.6%
(Cost $40,162,161)		47,647,362

NET OTHER ASSETS – (0.6)%		(268,691)
NET ASSETS 100%		$47,378,671

Legend
(a) Non-income producing
(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.
(c) Includes investment made with cash
collateral received from securities on
loan.

(d) Security or a portion of the security is on
loan at period end.
(e) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $62,659 or 0.1%
of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,093
Fidelity Securities Lending Cash Central Fund	1,666
Total	$12,759

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $63,067) See accompanying schedule:
Unaffiliated issuers (cost $39,850,036)	$47,335,237
Affiliated Central Funds (cost $312,125)	312,125
Total Investments (cost $40,162,161)		$47,647,362
Receivable for investments sold		459,726
Receivable for fund shares sold		127,048
Dividends receivable		44,899
Interest receivable		1,174
Prepaid expenses		115
Receivable from investment adviser for expense
reductions		3,104
Other receivables		1,639
Total assets		48,285,067

Liabilities
Payable for investments purchased	$554,187
Payable for fund shares redeemed	207,776
Accrued management fee	22,047
Distribution fees payable	20,861
Other affiliated payables	12,445
Other payables and accrued expenses	23,880
Collateral on securities loaned, at value	65,200
Total liabilities		906,396

Net Assets		$47,378,671
Net Assets consist of:
Paid in capital		$38,540,626
Distributions in excess of net investment income		(8,713)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		1,361,489
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		7,485,269
Net Assets		$47,378,671

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($8,518,458 ÷ 580,499 shares)	$14.67

Maximum offering price per share (100/94.25 of $14.67)	$15.56
Class T:
Net Asset Value and redemption price per share
($26,967,663 ÷ 1,847,586 shares)	$14.60

Maximum offering price per share (100/96.50 of $14.60)	$15.13
Class B:
Net Asset Value and offering price per share
($4,954,671 ÷ 342,631 shares)A	$14.46

Class C:
Net Asset Value and offering price per share
($4,856,402 ÷ 336,099 shares)A	$14.45

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($2,081,477 ÷ 141,255 shares)	$14.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$342,657
Interest		36
Income from affiliated Central Funds		12,759
Total income		355,452

Expenses
Management fee	$123,672
Transfer agent fees	59,645
Distribution fees	116,522
Accounting and security lending fees	9,003
Independent trustees’ compensation	85
Custodian fees and expenses	17,305
Registration fees	19,968
Audit	22,116
Legal	164
Miscellaneous	1,197
Total expenses before reductions	369,677
Expense reductions	(39,514)	330,163

Net investment income (loss)		25,289
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,547,888
Foreign currency transactions	876
Total net realized gain (loss)		1,548,764
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred
foreign taxes of $16)	3,891,550
Assets and liabilities in foreign currencies	63
Total change in net unrealized appreciation
(depreciation)		3,891,613
Net gain (loss)		5,440,377
Net increase (decrease) in net assets resulting from
operations		$5,465,666

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,289	$64,392
Net realized gain (loss)	1,548,764	883,515
Change in net unrealized appreciation (depreciation) .	3,891,613	2,424,628
Net increase (decrease) in net assets resulting
from operations	5,465,666	3,372,535
Distributions to shareholders from net investment income .	(41,743)	(59,389)
Distributions to shareholders from net realized gain	(968,807)	(20,268)
Total distributions	(1,010,550)	(79,657)
Share transactions - net increase (decrease)	4,233,273	12,400,050
Total increase (decrease) in net assets	8,688,389	15,692,928

Net Assets
Beginning of period	38,690,282	22,997,354
End of period (including distributions in excess of net
investment income of $8,713 and undistributed net
investment income of $7,929, respectively)	$47,378,671	$38,690,282

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Highlights Class A

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period .	$13.22	$11.70	$10.37	$10.00
Income from Investment Operations
Net investment income (loss)E	.03	.06	.01	—H
Net realized and unrealized gain
(loss)	1.79	1.51	1.32	.37
Total from investment operations	1.82	1.57	1.33	.37
Distributions from net investment
income	(.04)	(.04)	—	—
Distributions from net realized gain	(.33)	(.01)	—	—
Total distributions	(.37)	(.05)	—	—
Net asset value, end of period	$14.67	$13.22	$11.70	$10.37
Total ReturnB,C,D	14.01%	13.40%	12.83%	3.70%
Ratios to Average Net AssetsG
Expenses before reductions	1.42%A	1.50%	3.39%	5.52%A
Expenses net of fee waivers, if any ..	1.25%A	1.30%	1.50%	1.75%A
Expenses net of all reductions	1.23%A	1.26%	1.47%	1.73%A
Net investment income (loss)	.40%A	.48%	.11%	(.05)%A
Supplemental Data
Net assets, end of period
(000 omitted)	$8,518	$7,121	$4,000	$1,123
Portfolio turnover rate	90%A	86%	111%	108%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period June 17, 2003 (commencement of operations) to October 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 24

Financial Highlights Class T

	Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period .	$13.14	$11.67	$10.36	$10.00
Income from Investment Operations
Net investment income (loss)E	.01	.03	(.02)	(.01)
Net realized and unrealized gain
(loss)	1.79	1.48	1.33	.37
Total from investment operations	1.80	1.51	1.31	.36
Distributions from net investment
income	(.01)	(.03)	—	—
Distributions from net realized gain	(.33)	(.01)	—	—
Total distributions	(.34)	(.04)	—	—
Net asset value, end of period	$14.60	$13.14	$11.67	$10.36
Total ReturnB,C,D	13.89%	12.96%	12.64%	3.60%
Ratios to Average Net AssetsG
Expenses before reductions	1.65%A	1.72%	3.30%	5.77%A
Expenses net of fee waivers, if any .	1.50%A	1.55%	1.75%	2.00%A
Expenses net of all reductions	1.48%A	1.51%	1.72%	1.98%A
Net investment income (loss)	.15%A	.23%	(.14)%	(.30)%A
Supplemental Data
Net assets, end of period
(000 omitted)	$26,968	$21,580	$13,340	$1,546
Portfolio turnover rate	90%A	86%	111%	108%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period June 17, 2003 (commencement of operations) to October 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Highlights Class B

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period .	$12.99	$11.59	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)E	(.02)	(.03)	(.07)	(.03)
Net realized and unrealized gain
(loss)	1.77	1.46	1.32	.37
Total from investment operations	1.75	1.43	1.25	.34
Distributions from net investment
income		(.02)
Distributions from net realized gain	(.28)	(.01)	—	—
Total distributions	(.28)	(.03)	—	—
Net asset value, end of period	$14.46	$12.99	$11.59	$10.34
Total ReturnB,C,D	13.63%	12.35%	12.09%	3.40%
Ratios to Average Net AssetsG
Expenses before reductions	2.24%A	2.31%	4.33%	6.24%A
Expenses net of fee waivers, if any .	2.00%A	2.05%	2.25%	2.50%A
Expenses net of all reductions	1.98%A	2.01%	2.22%	2.48%A
Net investment income (loss)	(.35)%A	(.27)%	(.64)%	(.80)%A
Supplemental Data
Net assets, end of period
(000 omitted)	$4,955	$4,240	$2,560	$1,125
Portfolio turnover rate	90%A	86%	111%	108%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period June 17, 2003 (commencement of operations) to October 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 26

Financial Highlights Class C

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period .	$12.99	$11.58	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)E	(.02)	(.03)	(.07)	(.03)
Net realized and unrealized gain
(loss)	1.77	1.47	1.31	.37
Total from investment operations	1.75	1.44	1.24	.34
Distributions from net investment
income		(.02)
Distributions from net realized gain	(.29)	(.01)	—	—
Total distributions	(.29)	(.03)	—	—
Net asset value, end of period	$14.45	$12.99	$11.58	$10.34
Total ReturnB,C,D	13.63%	12.45%	11.99%	3.40%
Ratios to Average Net AssetsG
Expenses before reductions	2.23%A	2.30%	4.39%	6.24%A
Expenses net of fee waivers, if any .	2.00%A	2.05%	2.25%	2.50%A
Expenses net of all reductions	1.98%A	2.01%	2.22%	2.48%A
Net investment income (loss)	(.35)%A	(.27)%	(.64)%	(.80)%A
Supplemental Data
Net assets, end of period
(000 omitted)	$4,856	$3,892	$1,815	$1,069
Portfolio turnover rate	90%A	86%	111%	108%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period June 17, 2003 (commencement of operations) to October 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Highlights Institutional Class

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003E
Selected Per Share Data
Net asset value, beginning of period .	$13.28	$11.75	$10.38	$10.00
Income from Investment Operations
Net investment income (loss)D	.05	.09	.04	.01
Net realized and unrealized gain
(loss)	1.81	1.49	1.33	.37
Total from investment operations	1.86	1.58	1.37	.38
Distributions from net investment
income	(.07)	(.04)	—	—
Distributions from net realized gain	(.33)	(.01)	—	—
Total distributions	(.40)	(.05)	—	—
Net asset value, end of period	$14.74	$13.28	$11.75	$10.38
Total ReturnB,C	14.25%	13.47%	13.20%	3.80%
Ratios to Average Net AssetsF
Expenses before reductions	1.04%A	1.14%	3.41%	5.27%A
Expenses net of fee waivers, if any .	1.00%A	1.06%	1.25%	1.50%A
Expenses net of all reductions	.98%A	1.02%	1.22%	1.48%A
Net investment income (loss)	.65%A	.72%	.36%	.20%A
Supplemental Data
Net assets, end of period
(000 omitted)	$2,081	$1,857	$1,282	$1,038
Portfolio turnover rate	90%A	86%	111%	108%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period June 17, 2003 (commencement of operations) to October 31, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Value Leaders Fund (the fund) is a non diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates.The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund esti mates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest

Semiannual Report 30

1. Significant Accounting Policies continued
Investment Transactions and Income continued

income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$7,956,957
Unrealized depreciation	(630,709)
Net unrealized appreciation (depreciation)	$7,326,248
Cost for federal income tax purposes	$40,321,114

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $22,679,465 and $19,329,355, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling

Semiannual Report 32

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$9,968	$1,459
Class T	.25%	.25%	61,622	2,028
Class B	.75%	.25%	23,091	18,845
Class C	.75%	.25%	21,841	12,732

			$116,522	$35,064

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$8,547
Class T	2,637
Class B*	13,677
Class C*	2,350
$27,211

*	When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

33 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets*
Class A	$11,073.28
Class T	31,567.26
Class B	8,035.35
Class C	7,484.34
Institutional Class	1,486.15
	$59,645
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $679 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $63 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report 34

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $1,666.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser

Class A	1.25%	$6,762
Class T	1.50%	17,770
Class B	2.00%	5,559
Class C	2.00%	5,074
Institutional Class	1.00%	401
		$35,566

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,948 for the period.

35 Semiannual Report

Notes to Financial Statements (Unaudited) continued
8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	April 30, 2006	October 31, 2005
From net investment income
Class A	$22,293	$12,129
Class T	9,977	34,269
Class B	—	5,103
Class C	—	3,425
Institutional Class	9,473	4,463
Total	$41,743	$59,389
From net realized gain
Class A	$186,144	$3,465
Class T	555,326	11,423
Class B	92,178	2,551
Class C	88,629	1,713
Institutional Class	46,530	1,116
Total	$968,807	$20,268

Semiannual Report 36

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	139,789	229,609	$1,967,063	$2,958,743
Reinvestment of
distributions	14,943	1,066	203,973	13,266
Shares redeemed	(112,810)	(33,940)	(1,592,728)	(427,578)
Net increase (decrease) .	41,922	196,735	$578,308	$2,544,431
Class T
Shares sold	420,713	774,584	$5,931,775	$9,925,711
Reinvestment of
distributions	39,036	3,489	530,894	43,232
Shares redeemed	(254,828)	(279,010)	(3,561,172)	(3,602,636)
Net increase (decrease) .	204,921	499,063	$2,901,497	$6,366,307
Class B
Shares sold	70,920	178,938	$988,851	$2,237,451
Reinvestment of
distributions	6,282	545	84,800	6,714
Shares redeemed	(60,884)	(74,090)	(844,915)	(937,154)
Net increase (decrease) .	16,318	105,393	$228,736	$1,307,011
Class C
Shares sold	84,520	165,584	$1,173,246	$2,070,746
Reinvestment of
distributions	6,465	415	87,218	5,114
Shares redeemed	(54,429)	(23,171)	(755,362)	(293,654)
Net increase (decrease) .	36,556	142,828	$505,102	$1,782,206
Institutional Class
Shares sold	16,824	31,161	$238,561	$405,122
Reinvestment of
distributions	3,384	413	46,355	5,149
Shares redeemed	(18,849)	(810)	(265,286)	(10,176)
Net increase (decrease) .	1,359	30,764	$19,630	$400,095

37 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Value Leaders Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report 38

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

39 Semiannual Report

Semiannual Report 40

41 Semiannual Report

Semiannual Report 42

43 Semiannual Report

Semiannual Report 44

45 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Company
Boston, MA

AVLF USAN-0606 1.800655.102

Fidelity® Advisor Value Leaders Fund - Institutional Class

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	20	Statements of assets and liabilities,
		operations, and changes in net assets, as
		well as financial highlights.
Notes	29	Notes to the financial statements.
Board Approval of	38
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1 800 SEC 0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)
Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, how ever, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earn ing interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t elimi nate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversifica tion should be taken into account. Stud ies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which histori cally have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed invest ments (bonds or savings plans).

A third investment principle invest ing regularly can help lower the average cost of your purchases. Invest ing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstruc tive “emotion” from investing, helping shareholders avoid selling weak per formers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d
Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$1,000.00	$1,140.10	$6.63
HypotheticalA	$1,000.00	$1,018.60	$6.26
Class T
Actual	$1,000.00	$1,138.90	$7.95
HypotheticalA	$1,000.00	$1,017.36	$7.50
Class B
Actual	$1,000.00	$1,136.30	$10.59
HypotheticalA	$1,000.00	$1,014.88	$9.99

Semiannual Report 4
			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class C
Actual	$1,000.00	$1,136.30	$10.59
HypotheticalA	$1,000.00	$1,014.88	$9.99
Institutional Class
Actual	$1,000.00	$1,142.50	$5.31
HypotheticalA	$1,000.00	$1,019.84	$5.01
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

5 Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
American International Group, Inc.	3.9	4.5
Honeywell International, Inc.	3.8	3.6
General Electric Co.	3.5	3.5
JPMorgan Chase & Co.	2.4	1.7
Exxon Mobil Corp.	2.3	3.3
Pfizer, Inc.	1.8	1.5
Hewlett Packard Co.	1.5	1.7
Bank of America Corp.	1.5	1.9
Citigroup, Inc.	1.4	1.3
Halliburton Co.	1.4	1.6
	23.5
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	24.9	22.7
Industrials	15.9	14.1
Energy	12.5	14.8
Health Care	11.0	11.8
Consumer Discretionary	10.4	8.3

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 99.9%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – 10.4%
Automobiles – 0.2%
Ford Motor Co.	6,300	$43,785
Hyundai Motor Co.	480	42,191
		85,976
Diversified Consumer Services – 0.3%
Apollo Group, Inc. Class A (a)	700	38,248
Service Corp. International (SCI)	12,300	99,015
		137,263
Hotels, Restaurants & Leisure 0.8%
Gaylord Entertainment Co. (a)	1,700	75,225
Las Vegas Sands Corp. (a)	400	25,924
McDonald’s Corp.	8,200	283,474
Tim Hortons, Inc.	100	2,715
		387,338
Household Durables – 0.6%
Sony Corp. sponsored ADR	5,000	244,700
Whirlpool Corp.	600	53,850
		298,550
Internet & Catalog Retail 0.3%
Coldwater Creek, Inc. (a)	3,650	102,054
Expedia, Inc. (a)	1,650	30,773
		132,827
Leisure Equipment & Products – 1.0%
Eastman Kodak Co.	17,200	463,712
Media – 3.0%
CBS Corp. Class B	1,967	50,099
Clear Channel Communications, Inc.	3,920	111,838
Clear Channel Outdoor Holding, Inc. Class A	2,100	49,560
Comcast Corp. Class A (a)	8,600	266,170
Lamar Advertising Co. Class A (a)	3,464	190,485
Live Nation, Inc. (a)	477	9,063
News Corp. Class A	8,376	143,732
Sun TV Ltd.	16	454
The Walt Disney Co.	11,700	327,132
Time Warner, Inc.	8,400	146,160
Univision Communications, Inc. Class A (a)	2,400	85,656
Viacom, Inc. Class B (non-vtg.) (a)	767	30,550
		1,410,899

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Multiline Retail – 1.7%
99 Cents Only Stores (a)	6,000	$71,580
Family Dollar Stores, Inc.	4,600	115,000
Federated Department Stores, Inc.	3,950	307,508
KarstadtQuelle AG (a)(d)	2,600	78,169
Kohl’s Corp. (a)	1,800	100,512
Lotte Shopping Co. Ltd. GDR (a)(e)	3,000	62,659
Saks, Inc.	3,900	78,546
		813,974
Specialty Retail – 2.3%
Best Buy Co., Inc.	5,100	288,966
Casual Male Retail Group, Inc. (a)	2,500	23,550
Circuit City Stores, Inc.	2,000	57,500
Eddie Bauer Holdings, Inc. (a)	1,400	18,452
Gymboree Corp. (a)	4,500	135,360
Home Depot, Inc.	9,050	361,367
Maidenform Brands, Inc.	200	2,200
Office Depot, Inc. (a)	1,000	40,580
Pier 1 Imports, Inc.	2,100	25,347
Staples, Inc.	4,600	121,486
TJX Companies, Inc.	1,700	41,021
		1,115,829
Textiles, Apparel & Luxury Goods – 0.2%
Deckers Outdoor Corp. (a)	2,450	104,591

TOTAL CONSUMER DISCRETIONARY		4,950,959

CONSUMER STAPLES 5.6%
Beverages – 0.7%
Coca-Cola Enterprises, Inc.	4,700	91,791
Diageo PLC sponsored ADR	1,000	66,250
The Coca-Cola Co.	4,100	172,036
		330,077
Food & Staples Retailing – 1.6%
Carrefour SA	600	34,806
CVS Corp.	4,050	120,366
Kroger Co.	16,100	326,186
Safeway, Inc.	4,350	109,316

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER STAPLES – continued
Food & Staples Retailing – continued
Sysco Corp.	1,100	$32,879
Wal-Mart Stores, Inc.	3,000	135,090
		758,643
Food Products 0.5%
ConAgra Foods, Inc.	2,100	47,628
McCormick & Co., Inc. (non-vtg.)	3,100	107,973
Nestle SA (Reg.)	249	75,937
		231,538
Household Products – 1.1%
Colgate-Palmolive Co.	8,700	514,344
Personal Products 0.8%
Alberto-Culver Co.	600	26,982
Avon Products, Inc.	11,300	368,493
		395,475
Tobacco 0.9%
Altria Group, Inc.	5,530	404,575

TOTAL CONSUMER STAPLES		2,634,652

ENERGY 12.5%
Energy Equipment & Services – 5.3%
BJ Services Co.	5,300	201,665
Complete Production Services, Inc.	700	18,501
FMC Technologies, Inc. (a)	2,000	109,160
GlobalSantaFe Corp.	2,750	168,328
Halliburton Co.	8,150	636,923
National Oilwell Varco, Inc. (a)	8,482	585,004
Pride International, Inc. (a)	7,600	265,164
Schlumberger Ltd. (NY Shares)	4,300	297,302
Smith International, Inc.	5,100	215,373
		2,497,420
Oil, Gas & Consumable Fuels – 7.2%
Amerada Hess Corp.	1,250	179,088
Chevron Corp.	6,950	424,089
ConocoPhillips	2,000	133,800
CONSOL Energy, Inc.	1,400	119,224
El Paso Corp.	11,000	142,010
EOG Resources, Inc.	2,600	182,598
Exxon Mobil Corp.	17,270	1,089,392

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Hugoton Royalty Trust	196	$5,419
International Coal Group, Inc. (a)	2,000	20,600
Massey Energy Co.	2,500	96,625
Occidental Petroleum Corp.	1,650	169,521
OMI Corp.	3,700	71,336
Overseas Shipholding Group, Inc.	900	43,947
Quicksilver Resources, Inc. (a)	7,050	292,152
Ultra Petroleum Corp. (a)	600	38,376
Valero Energy Corp.	4,100	265,434
XTO Energy, Inc.	3,300	139,755
		3,413,366

TOTAL ENERGY		5,910,786

FINANCIALS – 24.9%
Capital Markets 4.6%
Bear Stearns Companies, Inc.	500	71,255
Charles Schwab Corp.	10,000	179,000
Investors Financial Services Corp.	1,800	86,148
Lehman Brothers Holdings, Inc.	1,000	151,150
Merrill Lynch & Co., Inc.	5,750	438,495
Morgan Stanley	6,450	414,735
Nomura Holdings, Inc.	7,900	179,172
Nuveen Investments, Inc. Class A	900	43,308
State Street Corp.	6,000	391,920
TradeStation Group, Inc. (a)	5,000	79,700
UBS AG (NY Shares)	1,300	151,905
		2,186,788
Commercial Banks – 3.8%
Bank of America Corp.	13,892	693,489
Kookmin Bank sponsored ADR	1,400	124,670
Mizuho Financial Group, Inc.	11	93,796
Standard Chartered PLC (United Kingdom)	1,900	50,452
UCBH Holdings, Inc.	5,400	95,526
Wachovia Corp.	9,959	596,046
Wells Fargo & Co.	2,100	144,249
		1,798,228
Consumer Finance – 0.3%
Capital One Financial Corp.	1,700	147,288

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Diversified Financial Services – 3.8%
Citigroup, Inc.	13,700	$684,315
JPMorgan Chase & Co.	24,540	1,113,625
		1,797,940
Insurance – 9.0%
ACE Ltd.	9,900	549,846
American International Group, Inc.	28,390	1,852,438
Aspen Insurance Holdings Ltd.	3,300	80,355
Endurance Specialty Holdings Ltd.	1,200	37,152
Hartford Financial Services Group, Inc.	5,750	528,598
Hilb Rogal & Hobbs Co.	3,000	122,640
Montpelier Re Holdings Ltd.	1,100	17,765
Muenchener Rueckversicherungs Gesellschaft AG (Reg.)	500	70,854
Navigators Group, Inc. (a)	500	23,655
PartnerRe Ltd.	4,750	297,113
Platinum Underwriters Holdings Ltd.	3,400	93,738
Scottish Re Group Ltd.	2,300	53,429
Swiss Reinsurance Co. (Reg.)	906	66,107
W.R. Berkley Corp.	8,475	317,135
XL Capital Ltd. Class A	2,400	158,136
		4,268,961
Real Estate 0.9%
Annaly Mortgage Management, Inc. (d)	2,900	39,063
Apartment Investment & Management Co. Class A	1,000	44,690
Equity Lifestyle Properties, Inc.	1,000	43,990
Equity Residential (SBI)	3,000	134,610
General Growth Properties, Inc.	2,950	138,503
		400,856
Thrifts & Mortgage Finance – 2.5%
Doral Financial Corp.	7,000	55,370
Fannie Mae	11,460	579,876
Freddie Mac	5,750	351,095
Golden West Financial Corp., Delaware	1,090	78,338
Hudson City Bancorp, Inc.	8,200	109,962
W Holding Co., Inc.	1,836	13,752
		1,188,393

TOTAL FINANCIALS		11,788,454

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – 11.0%
Biotechnology – 1.9%
Alkermes, Inc. (a)	700	$15,029
Alnylam Pharmaceuticals, Inc. (a)	7,300	112,420
Biogen Idec, Inc. (a)	1,900	85,215
BioMarin Pharmaceutical, Inc. (a)	3,300	40,590
Cephalon, Inc. (a)	6,900	453,054
Illumina, Inc. (a)	2,900	91,727
ImClone Systems, Inc. (a)	1,300	46,930
ONYX Pharmaceuticals, Inc. (a)	1,000	23,350
Theravance, Inc. (a)	300	8,418
		876,733
Health Care Equipment & Supplies – 3.6%
Baxter International, Inc.	13,340	502,918
Boston Scientific Corp. (a)	5,200	120,848
C.R. Bard, Inc.	1,000	74,460
Cooper Companies, Inc.	600	32,892
Dionex Corp. (a)	1,200	72,144
Hologic, Inc. (a)	500	23,835
Inverness Medical Innovations, Inc. (a)	2,900	75,400
Medtronic, Inc.	1,300	65,156
PerkinElmer, Inc.	3,150	67,536
Thermo Electron Corp. (a)	7,250	279,415
Varian, Inc. (a)	2,300	99,521
Waters Corp. (a)	6,750	305,910
		1,720,035
Health Care Providers & Services – 0.6%
Chemed Corp.	900	49,041
Emdeon Corp. (a)	6,200	70,742
Healthspring, Inc.	100	1,700
IMS Health, Inc.	600	16,308
UnitedHealth Group, Inc.	2,000	99,480
WebMD Health Corp. Class A	1,150	50,048
		287,319
Pharmaceuticals – 4.9%
Allergan, Inc.	500	51,360
Bristol-Myers Squibb Co.	4,800	121,824
Johnson & Johnson	1,900	111,359
Merck & Co., Inc.	13,600	468,112
Pfizer, Inc.	33,700	853,621
Schering-Plough Corp.	9,790	189,143

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – continued
Pharmaceuticals – continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,850	$115,425
Wyeth	8,650	420,996
		2,331,840

TOTAL HEALTH CARE		5,215,927

INDUSTRIALS – 15.9%
Aerospace & Defense – 5.6%
EADS NV	1,100	43,411
General Dynamics Corp.	2,400	157,488
Goodrich Corp.	3,200	142,400
Hexcel Corp. (a)	11,800	260,662
Honeywell International, Inc.	42,040	1,786,700
Raytheon Co.	2,700	119,529
Rockwell Collins, Inc.	1,100	62,920
United Technologies Corp.	1,200	75,372
		2,648,482
Air Freight & Logistics – 0.2%
EGL, Inc. (a)	2,350	109,792
Airlines – 0.8%
ACE Aviation Holdings, Inc. Class A (a)	2,000	55,277
AirTran Holdings, Inc. (a)	5,400	75,492
JetBlue Airways Corp. (a)	4,000	41,040
Southwest Airlines Co.	5,500	89,210
UAL Corp. (a)	1,800	64,818
US Airways Group, Inc. (a)	750	32,445
		358,282
Building Products 0.8%
Goodman Global, Inc.	400	7,920
Masco Corp.	11,150	355,685
		363,605
Commercial Services & Supplies – 1.4%
Allied Waste Industries, Inc. (a)	7,300	103,368
Cendant Corp.	8,400	146,412
Cintas Corp.	2,800	117,544
Robert Half International, Inc.	4,250	179,648
The Brink’s Co.	2,250	114,300
		661,272

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Construction & Engineering – 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	1,400	$33,558
Fluor Corp.	2,750	255,503
Jacobs Engineering Group, Inc. (a)	1,650	136,455
		425,516
Electrical Equipment – 0.5%
ABB Ltd. sponsored ADR	2,700	38,394
Cooper Industries Ltd. Class A	600	54,870
Rockwell Automation, Inc.	1,950	141,297
		234,561
Industrial Conglomerates – 4.3%
General Electric Co.	47,380	1,638,874
Smiths Group PLC	5,400	100,403
Tyco International Ltd.	10,800	284,580
		2,023,857
Machinery – 0.8%
Atlas Copco AB (A Shares)	800	23,646
Deere & Co.	3,050	267,729
Flowserve Corp. (a)	1,200	69,024
Watts Water Technologies, Inc. Class A	1,200	41,052
		401,451
Road & Rail 0.2%
Norfolk Southern Corp.	1,400	75,600
Old Dominion Freight Lines, Inc. (a)	800	25,760
		101,360
Trading Companies & Distributors – 0.3%
Interline Brands, Inc. (a)	3,100	83,080
WESCO International, Inc. (a)	700	52,500
		135,580
Transportation Infrastructure 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	1,400	46,592

TOTAL INDUSTRIALS		7,510,350

INFORMATION TECHNOLOGY – 9.1%
Communications Equipment – 1.3%
Alcatel SA sponsored ADR (a)	6,600	95,172
Comverse Technology, Inc. (a)	2,450	55,493
Dycom Industries, Inc. (a)	4,200	92,022
Lucent Technologies, Inc. (a)	23,900	66,681

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
MasTec, Inc. (a)	4,300	$53,019
Nokia Corp. sponsored ADR	7,550	171,083
Nortel Networks Corp. (a)	36,600	97,339
		630,809
Computers & Peripherals – 2.1%
Diebold, Inc.	600	25,530
EMC Corp. (a)	4,900	66,199
Hewlett-Packard Co.	21,650	702,976
Seagate Technology	8,400	223,104
		1,017,809
Electronic Equipment & Instruments – 1.3%
Agilent Technologies, Inc. (a)	7,300	280,466
Molex, Inc.	2,100	77,952
Symbol Technologies, Inc.	13,700	145,905
Vishay Intertechnology, Inc. (a)	8,400	131,208
		635,531
Internet Software & Services – 0.5%
eBay, Inc. (a)	1,150	39,572
Google, Inc. Class A (sub. vtg.) (a)	430	179,714
		219,286
IT Services – 0.6%
First Data Corp.	3,600	171,684
Infosys Technologies Ltd. sponsored ADR	400	31,460
Paychex, Inc.	1,600	64,624
Satyam Computer Services Ltd. sponsored ADR	500	17,990
		285,758
Office Electronics – 0.4%
Xerox Corp. (a)	6,000	84,240
Zebra Technologies Corp. Class A (a)	2,200	87,318
		171,558
Semiconductors & Semiconductor Equipment – 1.3%
Altera Corp. (a)	2,000	43,680
Applied Materials, Inc.	2,900	52,055
Freescale Semiconductor, Inc. Class A (a)	4,000	126,480
Intel Corp.	1,600	31,968
Marvell Technology Group Ltd. (a)	1,600	91,344
Micron Technology, Inc. (a)	4,250	72,123
PMC-Sierra, Inc. (a)	2,800	34,804
Samsung Electronics Co. Ltd.	73	49,846

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Teradyne, Inc. (a)	3,900	$65,754
Xilinx, Inc.	1,700	47,039
		615,093
Software 1.6%
BEA Systems, Inc. (a)	6,569	87,039
Cognos, Inc. (a)	2,500	93,158
Electronic Arts, Inc. (a)	1,200	68,160
Macrovision Corp. (a)	2,250	51,525
Microsoft Corp.	3,360	81,144
NAVTEQ Corp. (a)	3,450	143,244
Oracle Corp. (a)	2,900	42,311
Symantec Corp. (a)	8,200	134,316
Ubisoft Entertainment SA (a)	300	14,867
Ulticom, Inc. (a)	3,800	38,114
		753,878

TOTAL INFORMATION TECHNOLOGY		4,329,722

MATERIALS 6.4%
Chemicals – 3.0%
Ashland, Inc.	600	39,492
Chemtura Corp.	6,200	75,640
Cytec Industries, Inc.	1,900	114,893
E.I. du Pont de Nemours & Co.	8,900	392,490
Ecolab, Inc.	3,450	130,410
Georgia Gulf Corp.	2,100	62,286
Lyondell Chemical Co.	5,480	132,068
NOVA Chemicals Corp.	2,700	80,082
Praxair, Inc.	3,900	218,907
Rohm & Haas Co.	3,300	166,980
		1,413,248
Construction Materials 0.1%
Martin Marietta Materials, Inc.	600	63,696
Containers & Packaging – 0.9%
Ball Corp.	1,000	39,980
Owens Illinois, Inc. (a)	6,012	109,899
Packaging Corp. of America	6,200	139,376
Smurfit-Stone Container Corp. (a)	9,727	125,965
		415,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Common Stocks continued
	Shares	Value (Note 1)

MATERIALS – continued
Metals & Mining – 2.4%
Alcoa, Inc.	10,700	$361,446
Allegheny Technologies, Inc.	1,000	69,340
Freeport-McMoRan Copper & Gold, Inc. Class B	1,300	83,954
Mittal Steel Co. NV Class A (NY Shares)	3,100	116,219
Newmont Mining Corp.	5,950	347,242
Oregon Steel Mills, Inc. (a)	2,900	143,637
		1,121,838

TOTAL MATERIALS		3,014,002

TELECOMMUNICATION SERVICES – 3.3%
Diversified Telecommunication Services – 2.0%
AT&T, Inc.	23,950	627,730
Covad Communications Group, Inc. (a)	21,100	52,961
TELUS Corp.	1,700	71,239
Verizon Communications, Inc.	6,250	206,438
		958,368
Wireless Telecommunication Services – 1.3%
American Tower Corp. Class A (a)	7,700	262,878
Dobson Communications Corp. Class A (a)	3,100	27,900
Sprint Nextel Corp.	13,276	329,245
		620,023

TOTAL TELECOMMUNICATION SERVICES		1,578,391

UTILITIES – 0.8%
Electric Utilities – 0.2%
PPL Corp.	3,000	87,120
Independent Power Producers & Energy Traders – 0.3%
AES Corp. (a)	3,000	50,910
Mirant Corp. (a)	3,600	88,416
		139,326

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
UTILITIES – continued
Multi-Utilities – 0.3%
CMS Energy Corp. (a)	6,300	$83,916
PG&E Corp.	2,300	91,632
		175,548
TOTAL UTILITIES		401,994
TOTAL COMMON STOCKS
(Cost $39,850,036)		47,335,237
Money Market Funds 0.7%
Fidelity Cash Central Fund, 4.8% (b)	246,925	246,925
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	65,200	65,200
TOTAL MONEY MARKET FUNDS
(Cost $312,125)		312,125

TOTAL INVESTMENT PORTFOLIO 100.6%
(Cost $40,162,161)		47,647,362

NET OTHER ASSETS – (0.6)%		(268,691)
NET ASSETS 100%		$47,378,671

Legend
(a) Non-income producing
(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.
(c) Includes investment made with cash
collateral received from securities on
loan.

(d) Security or a portion of the security is on
loan at period end.
(e) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $62,659 or 0.1%
of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,093
Fidelity Securities Lending Cash Central Fund	1,666
Total	$12,759

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $63,067) See accompanying schedule:
Unaffiliated issuers (cost $39,850,036)	$47,335,237
Affiliated Central Funds (cost $312,125)	312,125
Total Investments (cost $40,162,161)		$47,647,362
Receivable for investments sold		459,726
Receivable for fund shares sold		127,048
Dividends receivable		44,899
Interest receivable		1,174
Prepaid expenses		115
Receivable from investment adviser for expense
reductions		3,104
Other receivables		1,639
Total assets		48,285,067

Liabilities
Payable for investments purchased	$554,187
Payable for fund shares redeemed	207,776
Accrued management fee	22,047
Distribution fees payable	20,861
Other affiliated payables	12,445
Other payables and accrued expenses	23,880
Collateral on securities loaned, at value	65,200
Total liabilities		906,396

Net Assets		$47,378,671
Net Assets consist of:
Paid in capital		$38,540,626
Distributions in excess of net investment income		(8,713)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		1,361,489
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		7,485,269
Net Assets		$47,378,671

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($8,518,458 ÷ 580,499 shares)	$14.67

Maximum offering price per share (100/94.25 of $14.67)	$15.56
Class T:
Net Asset Value and redemption price per share
($26,967,663 ÷ 1,847,586 shares)	$14.60

Maximum offering price per share (100/96.50 of $14.60)	$15.13
Class B:
Net Asset Value and offering price per share
($4,954,671 ÷ 342,631 shares)A	$14.46

Class C:
Net Asset Value and offering price per share
($4,856,402 ÷ 336,099 shares)A	$14.45

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($2,081,477 ÷ 141,255 shares)	$14.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$342,657
Interest		36
Income from affiliated Central Funds		12,759
Total income		355,452

Expenses
Management fee	$123,672
Transfer agent fees	59,645
Distribution fees	116,522
Accounting and security lending fees	9,003
Independent trustees’ compensation	85
Custodian fees and expenses	17,305
Registration fees	19,968
Audit	22,116
Legal	164
Miscellaneous	1,197
Total expenses before reductions	369,677
Expense reductions	(39,514)	330,163

Net investment income (loss)		25,289
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,547,888
Foreign currency transactions	876
Total net realized gain (loss)		1,548,764
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred
foreign taxes of $16)	3,891,550
Assets and liabilities in foreign currencies	63
Total change in net unrealized appreciation
(depreciation)		3,891,613
Net gain (loss)		5,440,377
Net increase (decrease) in net assets resulting from
operations		$5,465,666

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,289	$64,392
Net realized gain (loss)	1,548,764	883,515
Change in net unrealized appreciation (depreciation) .	3,891,613	2,424,628
Net increase (decrease) in net assets resulting
from operations	5,465,666	3,372,535
Distributions to shareholders from net investment income .	(41,743)	(59,389)
Distributions to shareholders from net realized gain	(968,807)	(20,268)
Total distributions	(1,010,550)	(79,657)
Share transactions - net increase (decrease)	4,233,273	12,400,050
Total increase (decrease) in net assets	8,688,389	15,692,928

Net Assets
Beginning of period	38,690,282	22,997,354
End of period (including distributions in excess of net
investment income of $8,713 and undistributed net
investment income of $7,929, respectively)	$47,378,671	$38,690,282

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Highlights Class A

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period .	$13.22	$11.70	$10.37	$10.00
Income from Investment Operations
Net investment income (loss)E	.03	.06	.01	—H
Net realized and unrealized gain
(loss)	1.79	1.51	1.32	.37
Total from investment operations	1.82	1.57	1.33	.37
Distributions from net investment
income	(.04)	(.04)	—	—
Distributions from net realized gain	(.33)	(.01)	—	—
Total distributions	(.37)	(.05)	—	—
Net asset value, end of period	$14.67	$13.22	$11.70	$10.37
Total ReturnB,C,D	14.01%	13.40%	12.83%	3.70%
Ratios to Average Net AssetsG
Expenses before reductions	1.42%A	1.50%	3.39%	5.52%A
Expenses net of fee waivers, if any .	1.25%A	1.30%	1.50%	1.75%A
Expenses net of all reductions	1.23%A	1.26%	1.47%	1.73%A
Net investment income (loss)	.40%A	.48%	.11%	(.05)%A
Supplemental Data
Net assets, end of period
(000 omitted)	$8,518	$7,121	$4,000	$1,123
Portfolio turnover rate	90%A	86%	111%	108%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period June 17, 2003 (commencement of operations) to October 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 24

Financial Highlights Class T

	Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period .	$13.14	$11.67	$10.36	$10.00
Income from Investment Operations
Net investment income (loss)E	.01	.03	(.02)	(.01)
Net realized and unrealized gain
(loss)	1.79	1.48	1.33	.37
Total from investment operations	1.80	1.51	1.31	.36
Distributions from net investment
income	(.01)	(.03)	—	—
Distributions from net realized gain	(.33)	(.01)	—	—
Total distributions	(.34)	(.04)	—	—
Net asset value, end of period	$14.60	$13.14	$11.67	$10.36
Total ReturnB,C,D	13.89%	12.96%	12.64%	3.60%
Ratios to Average Net AssetsG
Expenses before reductions	1.65%A	1.72%	3.30%	5.77%A
Expenses net of fee waivers, if any .	1.50%A	1.55%	1.75%	2.00%A
Expenses net of all reductions	1.48%A	1.51%	1.72%	1.98%A
Net investment income (loss)	.15%A	.23%	(.14)%	(.30)%A
Supplemental Data
Net assets, end of period
(000 omitted)	$26,968	$21,580	$13,340	$1,546
Portfolio turnover rate	90%A	86%	111%	108%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period June 17, 2003 (commencement of operations) to October 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Highlights Class B

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period .	$12.99	$11.59	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)E	(.02)	(.03)	(.07)	(.03)
Net realized and unrealized gain
(loss)	1.77	1.46	1.32	.37
Total from investment operations	1.75	1.43	1.25	.34
Distributions from net investment
income		(.02)
Distributions from net realized gain	(.28)	(.01)	—	—
Total distributions	(.28)	(.03)	—	—
Net asset value, end of period	$14.46	$12.99	$11.59	$10.34
Total ReturnB,C,D	13.63%	12.35%	12.09%	3.40%
Ratios to Average Net AssetsG
Expenses before reductions	2.24%A	2.31%	4.33%	6.24%A
Expenses net of fee waivers, if any ..	2.00%A	2.05%	2.25%	2.50%A
Expenses net of all reductions	1.98%A	2.01%	2.22%	2.48%A
Net investment income (loss)	(.35)%A	(.27)%	(.64)%	(.80)%A
Supplemental Data
Net assets, end of period
(000 omitted)	$4,955	$4,240	$2,560	$1,125
Portfolio turnover rate	90%A	86%	111%	108%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period June 17, 2003 (commencement of operations) to October 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Financial Highlights Class C

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period .	$12.99	$11.58	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)E	(.02)	(.03)	(.07)	(.03)
Net realized and unrealized gain
(loss)	1.77	1.47	1.31	.37
Total from investment operations	1.75	1.44	1.24	.34
Distributions from net investment
income		(.02)
Distributions from net realized gain	(.29)	(.01)	—	—
Total distributions	(.29)	(.03)	—	—
Net asset value, end of period	$14.45	$12.99	$11.58	$10.34
Total ReturnB,C,D	13.63%	12.45%	11.99%	3.40%
Ratios to Average Net AssetsG
Expenses before reductions	2.23%A	2.30%	4.39%	6.24%A
Expenses net of fee waivers, if any .	2.00%A	2.05%	2.25%	2.50%A
Expenses net of all reductions	1.98%A	2.01%	2.22%	2.48%A
Net investment income (loss)	(.35)%A	(.27)%	(.64)%	(.80)%A
Supplemental Data
Net assets, end of period
(000 omitted)	$4,856	$3,892	$1,815	$1,069
Portfolio turnover rate	90%A	86%	111%	108%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period June 17, 2003 (commencement of operations) to October 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Highlights Institutional Class

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003E
Selected Per Share Data
Net asset value, beginning of period .	$13.28	$11.75	$10.38	$10.00
Income from Investment Operations
Net investment income (loss)D	.05	.09	.04	.01
Net realized and unrealized gain
(loss)	1.81	1.49	1.33	.37
Total from investment operations	1.86	1.58	1.37	.38
Distributions from net investment
income	(.07)	(.04)	—	—
Distributions from net realized gain	(.33)	(.01)	—	—
Total distributions	(.40)	(.05)	—	—
Net asset value, end of period	$14.74	$13.28	$11.75	$10.38
Total ReturnB,C	14.25%	13.47%	13.20%	3.80%
Ratios to Average Net AssetsF
Expenses before reductions	1.04%A	1.14%	3.41%	5.27%A
Expenses net of fee waivers, if any .	1.00%A	1.06%	1.25%	1.50%A
Expenses net of all reductions	.98%A	1.02%	1.22%	1.48%A
Net investment income (loss)	.65%A	.72%	.36%	.20%A
Supplemental Data
Net assets, end of period
(000 omitted)	$2,081	$1,857	$1,282	$1,038
Portfolio turnover rate	90%A	86%	111%	108%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period June 17, 2003 (commencement of operations) to October 31, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Value Leaders Fund (the fund) is a non diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates.The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund esti mates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest

Semiannual Report 30

1. Significant Accounting Policies continued
Investment Transactions and Income continued

income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$7,956,957
Unrealized depreciation	(630,709)
Net unrealized appreciation (depreciation)	$7,326,248
Cost for federal income tax purposes	$40,321,114

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $22,679,465 and $19,329,355, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling

Semiannual Report 32

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$9,968	$1,459
Class T	.25%	.25%	61,622	2,028
Class B	.75%	.25%	23,091	18,845
Class C	.75%	.25%	21,841	12,732

			$116,522	$35,064

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$8,547
Class T	2,637
Class B*	13,677
Class C*	2,350
$27,211

*	When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

33 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets*
Class A	$11,073.28
Class T	31,567.26
Class B	8,035.35
Class C	7,484.34
Institutional Class	1,486.15
	$59,645
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $679 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $63 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report 34

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $1,666.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser

Class A	1.25%	$6,762
Class T	1.50%	17,770
Class B	2.00%	5,559
Class C	2.00%	5,074
Institutional Class	1.00%	401
		$35,566

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,948 for the period.

35 Semiannual Report

Notes to Financial Statements (Unaudited) continued
8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	April 30, 2006	October 31, 2005
From net investment income
Class A	$22,293	$12,129
Class T	9,977	34,269
Class B	—	5,103
Class C	—	3,425
Institutional Class	9,473	4,463
Total	$41,743	$59,389
From net realized gain
Class A	$186,144	$3,465
Class T	555,326	11,423
Class B	92,178	2,551
Class C	88,629	1,713
Institutional Class	46,530	1,116
Total	$968,807	$20,268

Semiannual Report 36

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	139,789	229,609	$1,967,063	$2,958,743
Reinvestment of
distributions	14,943	1,066	203,973	13,266
Shares redeemed	(112,810)	(33,940)	(1,592,728)	(427,578)
Net increase (decrease) .	41,922	196,735	$578,308	$2,544,431
Class T
Shares sold	420,713	774,584	$5,931,775	$9,925,711
Reinvestment of
distributions	39,036	3,489	530,894	43,232
Shares redeemed	(254,828)	(279,010)	(3,561,172)	(3,602,636)
Net increase (decrease) .	204,921	499,063	$2,901,497	$6,366,307
Class B
Shares sold	70,920	178,938	$988,851	$2,237,451
Reinvestment of
distributions	6,282	545	84,800	6,714
Shares redeemed	(60,884)	(74,090)	(844,915)	(937,154)
Net increase (decrease) .	16,318	105,393	$228,736	$1,307,011
Class C
Shares sold	84,520	165,584	$1,173,246	$2,070,746
Reinvestment of
distributions	6,465	415	87,218	5,114
Shares redeemed	(54,429)	(23,171)	(755,362)	(293,654)
Net increase (decrease) .	36,556	142,828	$505,102	$1,782,206
Institutional Class
Shares sold	16,824	31,161	$238,561	$405,122
Reinvestment of
distributions	3,384	413	46,355	5,149
Shares redeemed	(18,849)	(810)	(265,286)	(10,176)
Net increase (decrease) .	1,359	30,764	$19,630	$400,095

37 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Value Leaders Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report 38

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

39 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Company
Boston, MA

AVLFI-USAN-0606 1.800658.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII: Fidelity Advisor Value Leaders Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII: Fidelity Advisor Value Leaders Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 14, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 14, 2006